Other comprehensive income (loss) - Changes in Accumulated other comprehensive income (loss) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2019		Mar. 31, 2018
Accumulated other comprehensive income (loss) [Line Items]
Balance at beginning of year	¥ (59,356)		¥ 33,652
Other comprehensive income (loss) before reclassifications	24,010		(36,465)
Reclassifications out of accumulated other comprehensive income (loss)	6,296	[1]	(56,543)	[2]
Net change during the year	30,306		(93,008)
Balance at end of year	(29,050)		(59,356)
Cumulative translation adjustments [Member]
Accumulated other comprehensive income (loss) [Line Items]
Balance at beginning of year	(15,596)		47,767
Other comprehensive income (loss) before reclassifications	28,248		(32,777)
Reclassifications out of accumulated other comprehensive income (loss)	5,181	[1]	(30,586)	[2]
Net change during the year	33,429		(63,363)
Balance at end of year	17,833		(15,596)
Pension liability adjustment [Member]
Accumulated other comprehensive income (loss) [Line Items]
Balance at beginning of year	(47,837)		(41,020)
Other comprehensive income (loss) before reclassifications	(25,182)		(8,194)
Reclassifications out of accumulated other comprehensive income (loss)	1,912	[1]	1,377	[2]
Net change during the year	(23,270)		(6,817)
Balance at end of year	(71,107)		(47,837)
Net unrealized gain on non-trading securities [Member]
Accumulated other comprehensive income (loss) [Line Items]
Balance at beginning of year			20,344
Other comprehensive income (loss) before reclassifications		[3]	6,792
Reclassifications out of accumulated other comprehensive income (loss)		[1],[3]	(27,136)	[2]
Net change during the year		[3]	(20,344)
Balance at end of year		[3]
Own credit adjustments [Member]
Accumulated other comprehensive income (loss) [Line Items]
Balance at beginning of year	4,077		6,561
Other comprehensive income (loss) before reclassifications	20,944		(2,286)
Reclassifications out of accumulated other comprehensive income (loss)	(797)	[1]	(198)	[2]
Net change during the year	20,147		(2,484)
Balance at end of year	¥ 24,224		¥ 4,077

[1]	Change in cumulative translation adjustments, net of tax in other comprehensive income (loss) for the year ended March 31, 2019 includes reclassification adjustment of \6,956million for loss due to substantially complete liquidation of an investment in a foreign entity. The adjustment is recognized in Non-interest expenses-Other.
[2]	Change in cumulative translation adjustments, net of tax in other comprehensive income (loss) for the year ended March 31, 2018 includes reclassification adjustment of \45,424 million for profit in connection with the liquidation of an investment in a non-Japanese subsidiary. The adjustment is recognized in Revenue-Other and the amount of income tax loss allocated to this reclassification adjustment is \14,536 million.
[3]	See Note 6 "Non-trading securities" for further information. As Nomura disposed of the interest in its insurance subsidiary, there are no unrealized gains and losses of non-trading securities recognized in other comprehensive income as of March 31, 2018 and 2019.